Related Parties Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Parties

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2020	December 31, 2019
Junze Zhang	Shareholder and director of the Company	333,083	444,802
Total		$333,083	$444,802

(b) Transactions

	For the six months ended June 30,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	-	57,485
Henghui Investment Consultation (SZ) Partnership Business (LP)	-	4,274
Junze Zhang	170,593	-
Mengling Zhang	5,956	46,050
	176,549	107,809

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	-	139,290
Qing Zuo	-	1,730
Junze Zhang	60,627	105,674
Mengling Zhang	5,956	1,730
Zihua Wu	-	3,500
	66,583	251,924